Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 68,519,783	$ 88,339,890
Other financial liabilities, Non-current	2,183,803,256	1,941,874,378
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	55,977,988	75,182,769
Other financial liabilities, Non-current	2,138,411,462	1,868,805,671
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	700,871	25,389,270
Other financial liabilities, Non-current	251,622,840
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	926,860	210,122
Other financial liabilities, Non-current	213,543,720	210,558,388
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	54,350,257	49,583,377
Other financial liabilities, Non-current	$ 1,673,244,902	$ 1,658,247,283